CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net profit	$ 21,474	$ 19,722	$ 37,505	$ 46,122
Other comprehensive income, net of tax:
Foreign currency translation adjustment	556	4,323	(124)	2,672
Change in employees plan assets and benefit obligations, net of taxes	(65)	172	(130)	115
Unrealized gain (loss) on derivatives	4,662	(431)	(1,473)	1,639
Comprehensive income	26,627	23,786	35,778	50,548
Comprehensive income attributable to non-controlling interest	(3,091)	(939)	(1,959)	(496)
Comprehensive income attributable to the Company	$ 23,536	$ 22,847	$ 33,819	$ 50,052